SHARE-BASED COMPENSATION - Changes in outstanding RSU (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares Options $ / shares
Number of Units
Vested	(1,012,474)	(460,259)
RSU and performance shares
Number of Units
Units at beginning of the period | shares	2,521,360	919,750
Granted | shares	2,690,646	2,339,591
Vested | shares	(1,012,473)	(460,259)
Cancelled | shares	(881,261)	(277,722)
Units outstanding at end of the year | shares	3,318,272	2,521,360
Weighted- average fair value
Units at beginning of the period | $ / shares	$ 2.01	$ 2.76
Granted | $ / shares	2.53	1.9
Vested | $ / shares	2.15	2.65
Cancelled | $ / shares	1.58	2.48
Units outstanding at end of year | $ / shares	$ 2.46	$ 2.01
Unrecognized compensation cost | $	$ 4,538	$ 2,399
Weighted-average period	2 years 3 months 3 days	2 years 4 months 20 days